Post-Employment Benefits - Summary of Present Value of the Defined Benefit Obligation (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Changes In Present Value Of Defined Benefit Obligations [line items]
Defined benefit obligation (DBO)	kr 90,320	kr 87,645
Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [line items]
Defined benefit obligation (DBO)	86,883	83,695
Of which unfunded [member]
Changes In Present Value Of Defined Benefit Obligations [line items]
Defined benefit obligation (DBO)	3,437	3,950
Sweden [member]
Changes In Present Value Of Defined Benefit Obligations [line items]
Defined benefit obligation (DBO)	44,845	41,166
Sweden [member] | Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [line items]
Defined benefit obligation (DBO)	44,845	40,665
Sweden [member] | Of which unfunded [member]
Changes In Present Value Of Defined Benefit Obligations [line items]
Defined benefit obligation (DBO)		501
US [member]
Changes In Present Value Of Defined Benefit Obligations [line items]
Defined benefit obligation (DBO)	21,059	21,005
US [member] | Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [line items]
Defined benefit obligation (DBO)	20,372	20,319
US [member] | Of which unfunded [member]
Changes In Present Value Of Defined Benefit Obligations [line items]
Defined benefit obligation (DBO)	687	686
United Kingdom [member]
Changes In Present Value Of Defined Benefit Obligations [line items]
Defined benefit obligation (DBO)	12,374	13,246
United Kingdom [member] | Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [line items]
Defined benefit obligation (DBO)	12,374	13,246
Other Countries [member]
Changes In Present Value Of Defined Benefit Obligations [line items]
Defined benefit obligation (DBO)	12,042	12,228
Other Countries [member] | Of which partially or fully funded [member]
Changes In Present Value Of Defined Benefit Obligations [line items]
Defined benefit obligation (DBO)	9,292	9,465
Other Countries [member] | Of which unfunded [member]
Changes In Present Value Of Defined Benefit Obligations [line items]
Defined benefit obligation (DBO)	kr 2,750	kr 2,763